Tahoe Acquisition (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination
The following table summarizes the consideration paid as part of the purchase price:

Consideration:	Shares Issued/ Issuable	Consideration
Fair value estimate of the Pan American Share consideration (1)	55,990,512	$795,626
Fair value estimate of the CVRs (2)	15,600,208	71,916
Cash (1)	—	275,008
Fair value estimate of replacement options (3)	835,874	124
Total Consideration	72,426,594	$1,142,674

(1)	The Pan American Share consideration value is based on an assumed value of $14.21 per share (based on the NASDAQ closing price on February 21, 2019).

(2)
Assumed fair value of the CVRs is based on the residual amount of the value of the Tahoe Shares acquired (based on the NYSE closing price closing of $3.64 on February 21, 2019) after deducting the cash consideration of $275 million and the fair value of the Company's share consideration paid (based on the February 21, 2019 NASDAQ closing price of $14.21).

(3)
Assumed fair value of 3.5 million Tahoe options that upon the Tahoe Acquisition vested and converted into 835.8 thousand Pan American stock options (the "Replacement options"). The fair value of the Replacement options was determined using the Black-Scholes option pricing model, as at the Tahoe Acquisition date, using the following assumptions:

Share price at February 21, 2019 (Canadian dollars, "CAD")	$19.01
Exercise price	$11.67 - 97.26
Expected volatility	0.4075
Expected life (years)	0.2 - 1.0
Expected dividend yield	0.78%
Risk-free interest rate	0.93%
Fair value (CAD)	$163,273.36
CAD to USD exchange rate at December 31, 2018	$0.7578
Fair value (USD)	$123,729.43
The following table summarizes the preliminary and final allocation of the purchase price to the identifiable assets and liabilities based on their estimated fair values at the date of the Tahoe Acquisition:

	Preliminary as reported March 31, 2019	Adjustments	Final as reported December 31, 2019

Total purchase consideration paid for Tahoe	$1,142,674	$—	$1,142,674

Cash and cash equivalents	$27,529	$—	$27,529
Accounts receivable	17,854	300	18,154
VAT Receivable	87,268	224	87,492
Inventory	152,534	(4,325)	148,209
Other current assets	4,135	(2,754)	1,381
Mineral properties, plant and equipment	1,298,037	(58,635)	1,239,402
Other assets	3,450	3,101	6,551
Deferred tax assets	—	30,728	30,728
Accounts payable and accrued liabilities	(159,675)	10,933	(148,742)
Debt	(125,000)	—	(125,000)
Provision for closure and decommissioning liabilities	(70,119)	(7,201)	(77,320)
Net current and deferred income tax liabilities	(62,847)	(2,863)	(65,710)
Fair value of Tahoe net assets acquired	$1,173,166	$(30,492)	$1,142,674

Bargain purchase gain recognized in net earnings on February 22, 2019	$30,492	$(30,492)	$—

Disclosure of estimated future metal prices used in discounted cash flows models
Further, the discounted cash flow models were based on the following estimated future metal prices:

Commodity Prices	2019-2022	2023 onwards
Gold price - $/oz.	$1,300	$1,300
Silver price - $/oz	$17.07	$18.50
Zinc - $/tonne	$2,599	$2,600
Lead - $/tonne	$2,171	$2,200